Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Intangible Assets [Abstract]
Balance at the beginning of the year
Addition during the period	12,995	47,716
Disposals during the period
Amortization for the period	(2,759)	(10,131)
Balance at the end of the period	$ 10,236	د.إ 37,585